UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
OCTOBER 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.1%

	Shares	Value
CONSUMER DISCRETIONARY — 14.8%
Charter Communications, Cl A *	10,000	$1,909,400
Comcast, Cl A	29,900	1,872,338
Liberty Global, Cl A *	22,000	979,440
Time Warner Cable	13,000	2,462,200

		7,223,378

ELECTRIC UTILITIES — 17.4%
Eversource Energy	42,840	2,182,270
ITC Holdings	65,000	2,126,800
NextEra Energy	24,000	2,463,840
Westar Energy, Cl A	43,000	1,707,100

		8,480,010

ENERGY — 17.6%
Baker Hughes	18,000	948,240
Chevron	13,000	1,181,440
Cimarex Energy	7,000	826,420
Columbia Pipeline Group	59,700	1,239,969
Concho Resources *	8,000	927,280
EQT	20,000	1,321,400
Pioneer Natural Resources	9,000	1,234,260
Williams Companies	23,000	907,120

		8,586,129

FINANCIALS — 3.6%
American Tower, Cl A REIT	17,200	1,758,356

GAS UTILITIES — 7.7%
Atmos Energy	31,000	1,953,000
ONE Gas	37,000	1,807,080

		3,760,080

INDUSTRIALS — 5.4%
Kansas City Southern	10,000	827,600
Union Pacific	20,500	1,831,675

		2,659,275

MULTI-UTILITIES — 20.4%
CMS Energy	60,000	2,164,200
DTE Energy	23,650	1,929,603
National Grid PLC ADR	27,000	1,933,200
NiSource	103,700	1,986,892
Sempra Energy	19,000	1,945,790

		9,959,685

TELECOMMUNICATION SERVICES — 3.7%
SBA Communications, Cl A *	15,000	1,785,300

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value

WATER UTILITIES — 8.5%
American Water Works	42,300	$2,426,328
Aqua America	61,000	1,744,600

		4,170,928

TOTAL COMMON STOCK (Cost $39,208,703)		48,383,141

SHORT-TERM INVESTMENT (A) — 1.2%
SEI Daily Income Trust Treasury II Fund, Cl B, 0.010% (Cost $563,156)	563,156	563,156

TOTAL INVESTMENTS — 100.3% (Cost $39,771,859)†		$48,946,297

Percentages are based on Net Assets of $48,816,584.

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $39,771,859, and the unrealized appreciation and depreciation were $9,566,828 and $(392,390), respectively.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2015.

ADR	—	American Depositary Receipt
Cl	—	Class
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-2300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 23, 2015